Share Repurchase Programs (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended		60 Months Ended
	Dec. 31, 2011 program month	Nov. 30, 2011	Dec. 31, 2010 program	Dec. 01, 2011 month
Share Repurchase Programs
Number of share repurchase programs approved by the Board	1		3
Authorized amount		$ 50
Share repurchase program period, maximum (in months)				3